UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio      as of January 31, 2010  (Unaudited)

DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 54.8%
Consumer Discretionary 3.9%
AutoZone, Inc., 5.75%, 1/15/2015	540,000	586,842
DirecTV Holdings LLC:
144A, 4.75%, 10/1/2014	270,000	281,577
6.375%, 6/15/2015	250,000	259,063
Fortune Brands, Inc.:
3.0%, 6/1/2012	650,000	649,460
6.375%, 6/15/2014	675,000	734,098
JC Penney Corp., Inc.:
Series A, 6.875%, 10/15/2015	413,000	437,780
9.0%, 8/1/2012	500,000	555,000
Macy's Retail Holdings, Inc., 6.625%, 4/1/2011	600,000	624,750
TCM Sub LLC, 144A, 3.55%, 1/15/2015	290,000	288,460
Time Warner Cable, Inc.:
3.5%, 2/1/2015	200,000	200,382
5.4%, 7/2/2012	550,000	591,952
Viacom, Inc., 4.375%, 9/15/2014	350,000	365,247
Wyndham Worldwide Corp., 9.875%, 5/1/2014	396,000	449,355
Yale University, Series B, 2.9%, 10/15/2014	380,000	387,913

		6,411,879
Consumer Staples 2.8%
Altria Group, Inc., 7.125%, 6/22/2010	380,000	388,460
Anheuser-Busch InBev Worldwide, Inc.:
144A, 3.0%, 10/15/2012	190,000	196,063
144A, 5.375%, 11/15/2014	770,000	832,686
Campbell Soup Co., 3.375%, 8/15/2014	740,000	770,486
Dr. Pepper Snapple Group, Inc.:
1.7%, 12/21/2011	620,000	623,318
2.35%, 12/21/2012	140,000	141,435
H.J. Heinz Co., 5.35%, 7/15/2013	700,000	763,870
PepsiAmericas, Inc., 4.375%, 2/15/2014	210,000	222,848
Procter & Gamble Co., 4.6%, 1/15/2014	600,000	647,081

		4,586,247
Energy 3.6%
Anadarko Petroleum Corp.:
5.75%, 6/15/2014	70,000	76,294
7.625%, 3/15/2014	500,000	578,615
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	620,000	669,745
Cenovus Energy, Inc., 144A, 4.5%, 9/15/2014	300,000	315,842
Chevron Corp., 3.45%, 3/3/2012	800,000	836,284
Devon Energy Corp., 5.625%, 1/15/2014	400,000	437,531
Enterprise Products Operating LLC:
4.6%, 8/1/2012	480,000	511,032
Series M, 5.65%, 4/1/2013	100,000	107,914
Series B, 7.5%, 2/1/2011	80,000	84,520
Hess Corp., 7.0%, 2/15/2014	230,000	262,728
Husky Energy, Inc., 5.9%, 6/15/2014	340,000	374,381
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015	300,000	327,990
Marathon Oil Corp., 6.5%, 2/15/2014	340,000	382,683
Plains All American Pipeline LP, 4.25%, 9/1/2012	400,000	418,497
Statoil ASA, 2.9%, 10/15/2014	380,000	386,726

		5,770,782
Financials 27.9%
Abbey National Treasury Services PLC, 144A, 3.875%, 11/10/2014	245,000	248,369
AEGON NV, 4.625%, 12/1/2015	620,000	620,073
American Express Bank, FSB, 5.55%, 10/17/2012	650,000	700,097
American Express Credit Corp., Series D, 5.125%, 8/25/2014	540,000	574,917
American General Finance Corp., Series H, 4.625%, 9/1/2010	625,000	610,614
American Honda Finance Corp., 144A, 0.323% *, 5/11/2010	760,000	758,653
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	520,000	629,735
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	800,000	871,126
Bank of Nova Scotia, 2.25%, 1/22/2013	325,000	328,090
Barclays Bank PLC, 5.2%, 7/10/2014	380,000	406,394
BB&T Corp., 6.5%, 8/1/2011	800,000	853,327
Berkshire Hathaway Finance Corp., 4.0%, 4/15/2012	500,000	528,255
BlackRock, Inc.:
2.25%, 12/10/2012	445,000	446,809
3.5%, 12/10/2014	345,000	345,764
BNP Paribas, Series 2, 2.125%, 12/21/2012	500,000	503,440
Canadian Imperial Bank of Commerce, 144A, 2.0%, 2/4/2013 (a)	545,000	546,599
Capital One Financial Corp., 7.375%, 5/23/2014	540,000	618,118
Caterpillar Financial Services Corp.:
1.9%, 12/17/2012	120,000	120,403
Series F, 4.85%, 12/7/2012	500,000	542,441
Citigroup, Inc., 6.375%, 8/12/2014	800,000	848,907
CME Group, Inc., 5.75%, 2/15/2014	445,000	490,914
Commonwealth Bank of Australia, 144A, 3.75%, 10/15/2014	520,000	525,389
Countrywide Financial Corp., 5.8%, 6/7/2012	465,000	498,645
Credit Suisse New York, 5.5%, 5/1/2014	820,000	896,371
Daimler Finance North America LLC, 6.5%, 11/15/2013	800,000	897,380
Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	770,000	817,698
Diageo Finance BV, 3.25%, 1/15/2015	290,000	292,378
Discover Financial Services, 0.784% *, 6/11/2010	760,000	754,548
Duke Realty LP, (REIT), 7.375%, 2/15/2015	140,000	152,402
Encana Holdings Finance Corp., 5.8%, 5/1/2014	520,000	578,515
General Electric Capital Corp.:
3.5%, 8/13/2012	475,000	487,707
Series A, 3.75%, 11/14/2014	545,000	544,035
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014	520,000	559,620
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014	400,000	398,000
HSBC Finance Corp., 5.25%, 1/15/2014	800,000	852,261
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015	500,000	531,398
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014	320,000	325,980
ICICI Bank Ltd., 144A, 5.5%, 3/25/2015	635,000	641,802
JPMorgan Chase & Co., 4.65%, 6/1/2014	800,000	842,419
Lloyds TSB Bank PLC, 144A, 4.375%, 1/12/2015	690,000	685,958
Lukoil International Finance BV, 144A, 6.375%, 11/5/2014	880,000	917,400
Macquarie Group Ltd., 144A, 7.3%, 8/1/2014	650,000	720,305
Merrill Lynch & Co., Inc., 5.77%, 7/25/2011	575,000	608,467
Morgan Stanley:
4.2%, 11/20/2014	490,000	496,541
Series F, 5.625%, 1/9/2012	750,000	800,826
6.0%, 5/13/2014	320,000	348,552
National Australia Bank Ltd., 144A, 2.5%, 1/8/2013	1,000,000	1,002,551
National Rural Utilities Cooperative Finance Corp., 2.625%, 9/16/2012	1,000,000	1,023,849
New York Life Global Funding, 144A, 2.25%, 12/14/2012	300,000	303,030
Northern Trust Corp., 4.625%, 5/1/2014	230,000	248,040
Novartis Capital Corp., 4.125%, 2/10/2014	525,000	556,438
PC Financial Partnership, 5.0%, 11/15/2014	800,000	855,736
Pricoa Global Funding I, 144A, 5.45%, 6/11/2014	445,000	483,432
Principal Financial Group, Inc., 7.875%, 5/15/2014	770,000	881,332
Prudential Financial, Inc.:
Series D, 3.625%, 9/17/2012	230,000	235,921
6.2%, 1/15/2015	230,000	255,262
Rabobank Nederland - Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 144A, 4.2%, 5/13/2014	770,000	804,980
Rio Tinto Finance (USA) Ltd.:
5.875%, 7/15/2013	300,000	327,148
8.95%, 5/1/2014	570,000	687,538
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014	870,000	892,743
Santander US Debt SA Unipersonal, 144A, 2.485%, 1/18/2013	770,000	771,438
Simon Property Group LP, (REIT),:
4.2%, 2/1/2015	55,000	55,886
5.3%, 5/30/2013	310,000	331,684
Svenska Handelsbanken AB, 144A, 2.875%, 9/14/2012	800,000	815,474
Swiss Re Solutions Holding Corp., 7.5%, 6/15/2010	780,000	797,140
Telecom Italia Capital SA:
5.25%, 11/15/2013	400,000	427,229
6.175%, 6/18/2014	510,000	559,277
The Goldman Sachs Group, Inc.:
3.625%, 8/1/2012	280,000	289,462
6.0%, 5/1/2014	700,000	766,758
Toyota Motor Credit Corp., 1.9%, 12/5/2012	970,000	969,876
Tyco International Finance SA, 4.125%, 10/15/2014	160,000	166,774
UBS AG, 2.75%, 1/8/2013	545,000	546,758
Verizon Wireless Capital LLC:
3.75%, 5/20/2011	380,000	392,730
5.25%, 2/1/2012	750,000	803,678
Wachovia Bank NA, 7.8%, 8/18/2010	850,000	882,384
Wells Fargo & Co., Series I, 3.75%, 10/1/2014	320,000	322,791
Westpac Banking Corp., 2.25%, 11/19/2012	1,000,000	1,000,793
Woori Bank, 144A, 7.0%, 2/2/2015	285,000	313,787

		45,539,561
Health Care 3.4%
CareFusion Corp., 144A, 4.125%, 8/1/2012	110,000	114,154
Eli Lilly & Co., 3.55%, 3/6/2012	530,000	554,794
Express Scripts, Inc.:
5.25%, 6/15/2012	380,000	407,707
6.25%, 6/15/2014	150,000	168,110
McKesson Corp., 6.5%, 2/15/2014	185,000	208,075
Medtronic, Inc., 4.5%, 3/15/2014	445,000	476,716
Merck & Co., Inc., 1.875%, 6/30/2011	590,000	597,248
Pfizer, Inc., 4.45%, 3/15/2012	800,000	851,658
Roche Holdings, Inc., 144A, 4.5%, 3/1/2012	965,000	1,027,787
Watson Pharmaceuticals, Inc., 5.0%, 8/15/2014	390,000	407,499
Wyeth, 5.5%, 2/1/2014	620,000	687,052

		5,500,800
Industrials 2.1%
3M Co., 4.65%, 12/15/2012	540,000	588,871
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	385,000	405,796
Burlington Northern Santa Fe Corp., 7.0%, 2/1/2014	1,250,000	1,442,500
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	190,000	232,402
Textron, Inc., 6.2%, 3/15/2015	380,000	403,888
United Parcel Service, Inc., 4.5%, 1/15/2013	290,000	312,952

		3,386,409
Information Technology 3.0%
Cisco Systems, Inc., 5.25%, 2/22/2011	850,000	890,118
Computer Sciences Corp., 5.5%, 3/15/2013	700,000	759,894
Hewlett-Packard Co., 4.25%, 2/24/2012	800,000	846,493
International Business Machines Corp., 0.318% *, 11/4/2011	1,250,000	1,250,439
Oracle Corp., 3.75%, 7/8/2014	500,000	523,269
Xerox Corp., 7.125%, 6/15/2010	650,000	663,079

		4,933,292
Materials 2.2%
Bemis Co., Inc., 5.65%, 8/1/2014	160,000	173,776
Dow Chemical Co.:
4.85%, 8/15/2012	250,000	267,043
5.9%, 2/15/2015	630,000	683,105
E.I. du Pont de Nemours & Co., 3.25%, 1/15/2015	500,000	503,142
Freeport-McMoRan Copper & Gold, Inc., 3.881% *, 4/1/2015	670,000	666,288
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/2014	480,000	521,918
Praxair, Inc.:
1.75%, 11/15/2012	200,000	200,055
2.125%, 6/14/2013	500,000	503,492

		3,518,819
Telecommunication Services 1.9%
American Tower Corp., 4.625%, 4/1/2015	350,000	359,841
British Telecommunications PLC, 9.125%, 12/15/2010	800,000	857,611
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017	190,000	204,725
France Telecom SA, 4.375%, 7/8/2014	900,000	952,576
Qwest Corp.:
7.5%, 10/1/2014	473,000	499,015
7.875%, 9/1/2011	250,000	261,875

		3,135,643
Utilities 4.0%
Ameren Corp., 8.875%, 5/15/2014	202,000	234,709
Consolidated Edison Co. of New York, 5.55%, 4/1/2014	780,000	863,409
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	800,000	807,072
Series J, 6.0%, 2/15/2014	730,000	810,903
DTE Energy Co., 7.625%, 5/15/2014	290,000	334,583
Duke Energy Corp., 6.3%, 2/1/2014	540,000	605,358
FirstEnergy Solutions Corp., 4.8%, 2/15/2015	410,000	426,559
Florida Power Corp., 4.8%, 3/1/2013	900,000	967,333
MidAmerican Energy Holdings Co., 3.15%, 7/15/2012	900,000	927,019
Niagara Mohawk Power Corp., 144A, 3.553%, 10/1/2014	190,000	193,223
Oncor Electric Delivery Co., 6.375%, 5/1/2012	380,000	413,755

		6,583,923

Total Corporate Bonds (Cost $84,906,512)		89,367,355
Mortgage-Backed Securities Pass-Throughs 3.7%
Federal Home Loan Mortgage Corp.:
5.5%, 3/1/2010	25,669	25,729
7.0%, 3/1/2013	16,449	17,170
Federal National Mortgage Association:
4.5%, 4/1/2023	760,913	793,074
5.314% *, 9/1/2038	1,096,659	1,159,338
6.0%, 11/1/2017	1,429,426	1,541,211
7.0%, 4/1/2038	484,729	533,524
Government National Mortgage Association:
6.5%, with various maturities from 8/20/2034 until 2/20/2039	1,815,697	1,947,095
7.0%, with various maturities from 6/20/2038 until 10/20/2038	118,810	128,903

Total Mortgage-Backed Securities Pass-Throughs (Cost $5,964,919)		6,146,044
Asset-Backed 4.5%
Automobile Receivables 1.8%
AmeriCredit Automobile Receivables Trust:
"A2", Series 2006-RM, 5.42%, 8/8/2011	290,098	294,536
"A3A", Series 2007-DF, 5.49%, 7/6/2012	187,883	190,227
Capital One Prime Auto Receivables Trust, "A3", Series 2007-1, 5.47%, 6/15/2011	42,800	42,893
Chrysler Financial Auto Securitization Trust, "B", Series 2009-B, 2.94%, 6/8/2013	160,000	160,031
Daimler Chrysler Auto Trust, "A2A", Series 2008-B, 3.81%, 7/8/2011	307,413	309,045
Ford Credit Auto Owner Trust, "A2", Series 2009-B, 2.1%, 11/15/2011	192,000	193,182
Hyundai Auto Receivables Trust, "A3A", Series 2007-A, 5.04%, 1/17/2012	641,026	651,631
USAA Auto Owner Trust, "A2", Series 2009-2, 0.74%, 3/15/2012	467,000	467,505
World Omni Auto Receivables Trust, "A3A", Series 2007-B, 5.28%, 1/17/2012	590,782	600,046

		2,909,096
Credit Card Receivables 0.5%
Capital One Multi-Asset Execution Trust, "A2", Series 2009-A2, 3.2%, 4/15/2014	770,000	793,732
Home Equity Loans 1.6%
Carrington Mortgage Loan Trust, "A1", Series 2006-NC4, 0.281% *, 10/25/2036	149,730	146,240
Citifinancial Mortgage Securities, Inc., "AF2", Series 2004-1, 2.645%, 4/25/2034	14,173	14,103
Credit-Based Asset Servicing and Securitization LLC:
"A4", Series 2004-CB4, 5.497%, 5/25/2035	1,161	1,151
"A2A", Series 2007-CB2, 5.523% *, 2/25/2037	316,784	303,626
First Franklin Mortgage Loan Asset-Backed Certificates, "A2A", Series 2007-FFC, 0.381% *, 6/25/2027	457,327	188,309
Household Home Equity Loan Trust, "A2F", Series 2006-4, 5.32%, 3/20/2036	546,355	545,111
JPMorgan Mortgage Acquisition Corp., "AF1B", Series 2007-CH1, 5.935%, 10/25/2036	177,305	175,808
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035	363,968	356,712
"AF1", Series 2006-4, 5.545%, 1/25/2037	99,673	99,047
"AF2", Series 2006-3, 5.58%, 11/25/2036	398,656	357,466
"AF1", Series 2007-2, 5.893%, 6/25/2037	398,725	336,909
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	37,776	29,183

		2,553,665
Miscellaneous 0.6%
Babson CLO Ltd., "A", Series 2005-3A, 144A, 0.524% *, 11/10/2019	580,275	516,444
Caterpillar Financial Asset Trust, "A2A", Series 2008-A, 4.09%, 12/27/2010	6,284	6,300
Duane Street CLO, "A", Series 2005-1A, 144A, 0.525% *, 11/8/2017	630,744	558,209

		1,080,953

Total Asset-Backed (Cost $7,643,270)		7,337,446
Commercial Mortgage-Backed Securities 9.7%
Banc of America Commercial Mortgage, Inc., "A1", Series 2005-4, 4.432%, 7/10/2045	92,203	92,310
Bear Stearns Commercial Mortgage Securities, Inc.:
"A1", Series 2002-PBW1, 3.97%, 11/11/2035	104,962	106,442
"A1", Series 2002-TOP8, 4.06%, 8/15/2038	326,434	332,070
"A2", Series 2001-TOP2, 6.48%, 2/15/2035	748,349	774,806
CS First Boston Mortgage Securities Corp.:
"A3", Series 2002-CKN2, 6.133%, 4/15/2037	925,000	981,673
"A4", Series 2001-CP4, 6.18%, 12/15/2035	652,331	678,047
"F", Series 2001-CK1, 144A, 6.65%, 12/18/2035	1,300,000	1,294,253
GMAC Commercial Mortgage Securities, Inc., "A2", Series 2001-C1, 6.465%, 4/15/2034	558,975	579,845
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2005-GG5, 5.117%, 4/10/2037	1,000,000	1,007,655
"A2", Series 2007-GG9, 5.381%, 3/10/2039	1,433,000	1,465,423
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2004-CB8, 3.837%, 1/12/2039	567,021	571,945
"A2", Series 2004-PNC1, 4.555%, 6/12/2041	94,351	94,375
"A2", Series 2005-LDP1, 4.625%, 3/15/2046	176,383	176,289
"A2", Series 2002-C1, 4.914%, 7/12/2037	412,338	421,071
LB-UBS Commercial Mortgage Trust:
"A2", Series 2003-C7, 4.064%, 9/15/2027	1,303,325	1,310,382
"A3", Series 2002-C4, 4.071%, 9/15/2026	267,749	273,512
"A3", Series 2001-C7, 5.642%, 12/15/2025	481,083	492,700
Morgan Stanley Capital I:
"A2", Series 2005-HQ5, 4.809%, 1/14/2042	55,269	55,256
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	900,000	927,299
Morgan Stanley Dean Witter Capital I, "A4", Series 2001-TOP1, 6.66%, 2/15/2033	390,133	401,384
Prudential Securities Secured Financing Corp., "F", Series 1999-C2, 7.502% *, 6/16/2031	1,500,000	1,502,935
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2005-C17, 4.782%, 3/15/2042	920,343	920,068
"A1", Series 2007-C30, 5.031%, 12/15/2043	1,340,139	1,365,298

Total Commercial Mortgage-Backed Securities (Cost $15,187,062)		15,825,038
Collateralized Mortgage Obligations 5.9%
Banc of America Mortgage Securities:
"2A2", Series 2003-1, 5.25%, 2/25/2018	25,911	25,872
"1A1O", Series 2005-4, 5.25%, 5/25/2035	140,691	140,962
Citicorp Mortgage Securities, Inc.:
"1A1", Series 2005-7, 5.5%, 10/25/2035	401,260	377,360
"1A2", Series 2006-5, 6.0%, 10/25/2036	264,931	258,692
Countrywide Alternative Loan Trust:
"2A1", Series 2004-28CB, 5.0%, 1/25/2035	67,073	63,605
"3A3", Series 2005-20CB, 5.5%, 7/25/2035	238,844	218,961
"A4", Series 2002-11, 6.25%, 10/25/2032	29,311	28,879
Countrywide Home Loan Mortgage Pass-Through Trust:
"A15", Series 2002-34, 4.75%, 1/25/2033	105,135	105,984
"2A17", Series 2004-13, 5.75%, 8/25/2034	138,011	137,785
Countrywide Home Loans, "5A1", Series 2005-HY10, 5.533% *, 2/20/2036	599,658	403,320
Federal Home Loan Mortgage Corp.:
"ND", Series 2715, 4.5%, 3/15/2016	828,420	839,435
"HL", Series 3176, 5.0%, 2/15/2028	1,230,679	1,254,425
"QP", Series 3149, 5.0%, 10/15/2031	500,000	518,453
"DC", Series 2541, 5.05%, 3/15/2031	225,351	229,276
"AB", Series 3197, 5.5%, 8/15/2013	441,592	453,083
"PA", Series 3283, 5.5%, 7/15/2036	1,049,167	1,107,199
"LA", Series 1343, 8.0%, 8/15/2022	182,768	207,379
"PK", Series 1751, 8.0%, 9/15/2024	540,498	615,059
Federal National Mortgage Association:
"QK", Series 2003-37, 4.0%, 7/25/2027	18,811	18,761
"BX", Series 2005-77, 4.5%, 7/25/2028	703,725	711,940
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 3.489% *, 12/25/2034	149,231	140,303
Provident Funding Mortgage Loan Trust, "2A1", Series 2005-1, 4.018% *, 5/25/2035	351,481	342,843
Residential Accredit Loans, Inc., "A6", Series 2002-QS19, 5.125%, 12/25/2032	369,012	357,987
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032	518,121	496,991
Residential Asset Securitization Trust, "2A1", Series 2003-A15, 5.25%, 2/25/2034	41,476	40,933
Structured Asset Securities Corp., "2A16", Series 2005-6, 5.5%, 5/25/2035	266,798	243,274
Wells Fargo Mortgage-Backed Securities Trust, "1A1", Series 2005-9, 4.75%, 10/25/2035	299,424	297,004

Total Collateralized Mortgage Obligations (Cost $9,715,152)		9,635,765
Government & Agency Obligations 17.3%
Other Government Related (b) 7.3%
Achmea Hypotheekbank NV:
144A, 0.631% *, 11/3/2014	310,000	309,565
144A, 3.2%, 11/3/2014	315,000	319,464
Asian Development Bank, 2.75%, 5/21/2014	368,000	374,615
Barclays Bank PLC:
1.054% *, 3/16/2012	400,000	405,628
144A, 2.7%, 3/5/2012	890,000	915,207
Commonwealth Bank of Australia, 1.039% *, 7/27/2012	400,000	406,652
Dexia Credit Local:
144A, 0.899% *, 9/23/2011	479,000	482,856
144A, 2.75%, 1/10/2014	500,000	504,598
Eksportfinans ASA, 3.0%, 11/17/2014	500,000	503,814
FIH Erhvervsbank AS, 144A, 2.45%, 8/17/2012	500,000	509,040
HSBC USA, Inc., FDIC Guaranteed, 3.125%, 12/16/2011	100,000	104,035
International Bank for Reconstruction & Development, 5.05% *, 1/14/2025	500,000	496,875
International Finance Facility for Immunisation Co., Series 1, REG S, 5.0%, 11/14/2011	800,000	850,985
KeyBank NA, FDIC Guaranteed, 3.2%, 6/15/2012	100,000	104,519
Korea Electric Power Corp., 144A, 5.5%, 7/21/2014	360,000	381,762
Korea Gas Corp., 144A, 6.0%, 7/15/2014	122,000	131,297
Korea National Oil Corp., 144A, 5.375%, 7/30/2014	282,000	296,518
Macquarie Bank Ltd., Series B, 144A, 2.6%, 1/20/2012	330,000	338,680
National Agricultural Cooperative Federation, 144A, 5.0%, 9/30/2014	202,000	208,262
Nationwide Building Society, 144A, 2.5%, 8/17/2012	470,000	477,084
NIBC Bank NV, 144A, 2.8%, 12/2/2014	505,000	503,405
Nordic Investment Bank, 2.625%, 10/6/2014	620,000	623,169
Petroleos Mexicanos, 144A, 4.875%, 3/15/2015	540,000	544,050
Royal Bank of Scotland Group PLC, 144A, 1.5%, 3/30/2012	280,000	280,295
Sovereign Bank, FDIC Guaranteed, 2.75%, 1/17/2012	680,000	702,074
Suncorp-Metway Ltd., 144A, 0.628% *, 12/17/2010	300,000	300,603
US Central Federal Credit Union, 1.9%, 10/19/2012	290,000	292,592
Western Corporate Federal Credit Union, 1.75%, 11/2/2012	500,000	502,726

		11,870,370
Sovereign Bonds 4.5%
Export Development Canada, 2.375%, 3/19/2012	550,000	565,056
Instituto de Credito Oficial, Series 192, 4.625%, 10/26/2010	380,000	390,068
Kingdom of Belgium, 144A, 2.875%, 9/15/2014	480,000	483,047
Kingdom of Spain, 144A, 2.0%, 9/17/2012	1,000,000	1,002,770
Korea Expressway Corp., 144A, 4.5%, 3/23/2015	340,000	342,965
Province of Manitoba, Canada, 2.125%, 4/22/2013	270,000	271,557
Province of Ontario, Canada:
0.42% *, 11/19/2012	620,000	620,695
2.95%, 2/5/2015 (a)	1,000,000	1,001,840
4.1%, 6/16/2014	290,000	307,505
Republic of Italy, 2.125%, 10/5/2012	500,000	502,015
Republic of Lithuania, 144A, 6.75%, 1/15/2015	270,000	281,619
Societe Financement de l'Economie Francaise, 144A, 2.875%, 9/22/2014	625,000	632,231
State of Qatar, 144A, 4.0%, 1/20/2015	880,000	881,100

		7,282,468

US Government Sponsored Agencies 4.6%
Federal Farm Credit Bank:
1.75%, 2/21/2013	310,000	310,961
1.875%, 12/7/2012	900,000	908,279
Federal Home Loan Bank:
1.75%, 8/22/2012	360,000	363,244
2.302% *, 9/10/2019	800,000	788,880
4.25% *, 1/21/2020	500,000	496,750
7.5% *, 11/12/2024	500,000	478,750
7.8% *, 1/13/2025	500,000	500,000
7.8% *, 1/13/2025	500,000	498,750
Federal Home Loan Mortgage Corp.:
1.125%, 12/15/2011	1,000,000	1,002,300
3.0%, 1/21/2014	500,000	500,825
8.125% *, 8/20/2024	500,000	494,950
Federal National Mortgage Association:
1.75%, 2/22/2013	310,000	310,880
2.625%, 11/20/2014	620,000	620,908
8.45% *, 2/27/2023	200,000	200,100

		7,475,577
US Treasury Obligations 0.9%
US Treasury Bill, 0.19% **, 3/18/2010 (c)	472,000	471,978
US Treasury Notes:
0.875%, 12/31/2010 (d)	1,000,000	1,005,195
2.25%, 5/31/2014	92,000	92,841

		1,570,014

Total Government & Agency Obligations (Cost $27,932,036)		28,198,429
Loan Participations and Assignments 0.3%
Sovereign Loans
Gazprom, 144A, 8.125%, 7/31/2014 (Cost $440,000)	440,000	477,950
Municipal Bonds and Notes 0.6%
California, State General Obligation, Series 3, 5.65%, Mandatory Put 4/1/2013 @ 100, 4/1/2039	240,000	249,389
Illinois, State General Obligation, 3.321%, 1/1/2013 (e)	390,000	395,546
La Vernia, TX, Higher Education Finance Corp. Revenue, Southwest Winners, Series B, 144A, 5.7%, 2/15/2011 (f)	300,000	299,832

Total Municipal Bonds and Notes (Cost $930,622)		944,767

	Shares	Value ($)
Securities Lending Collateral 0.6%
Daily Assets Fund Institutional, 0.17% (g) (h) (Cost $1,025,900)	1,025,900	1,025,900
Cash Equivalents 2.6%
Central Cash Management Fund, 0.17% (g) (Cost $4,217,007)	4,217,007	4,217,007

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $157,962,480) †	100.0	163,175,701
Other Assets and Liabilities, Net	0.0	14,884

Net Assets	100.0	163,190,585

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of January 31, 2010.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $157,964,052.  At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $5,211,649.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,005,573 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $793,924.

(a)	When-issued security.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	At January 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2010 amounted to $1,005,195 which is 0.6% of net assets.
(e)	Taxable issue.
(f)	Bond is insured by this company:

Insurance Coverage	As a % of Total Investment Portfolio
American Capital Assurance	0.2

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
FDIC: Federal Deposit Insurance Corp.
FSB: Federal Savings Bank
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

5 Year US Treasury Note	USD	3/31/2010	158	18,400,828	(169,054)
90 Day Eurodollar	USD	3/15/2010	20	4,985,500	(17,416)
90 Day Eurodollar	USD	6/14/2010	20	4,979,750	(29,341)
90 Day Eurodollar	USD	9/13/2010	20	4,967,750	(36,591)
90 Day Eurodollar	USD	12/13/2010	20	4,950,500	(39,841)
90 Day Eurodollar	USD	3/14/2011	20	4,931,500	(39,841)
90 Day Eurodollar	USD	6/13/2011	20	4,912,500	(39,091)
90 Day Eurodollar	USD	9/19/2011	20	4,894,750	(37,266)
Total unrealized depreciation					(408,441)

Currency Abbreviation
USD	United States Dollar

At January 31, 2010, open credit default swap contracts purchased were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/21/2009 12/20/2014	450,0001	1.0%	Home Depot, Inc., 5.875%, 12/16/2036, BBB+	(4,627)	(7,312)	2,685
9/21/2009 12/20/2014	450,0002	1.0%	Hewlett-Packard Co., 5.4%, 3/1/2017, A	(13,062)	(15,023)	1,961
9/21/2009 3/20/2015	450,0001	1.0%	McKesson Corp., 7.65%, 3/1/2027, BBB+	(11,950)	(12,557)	607
9/21/2009 3/20/2015	450,0001	1.0%	Eli Lilly & Co., 6.57%, 1/1/2016, AA	(12,609)	(11,869)	(740)
Total net unrealized appreciation					4,513

At January 31, 2010, open credit default swap contracts sold were as follows:

Effective/ Expiration Dates	Notional Amount ($) (j)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

6/22/2009 9/20/2014	1,000,0003	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	122,662	(15,948)	138,610

(i)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
(j)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At January 31, 2010, open interest rate swap contracts were as follows:

Effective/ Expiration Dates	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

9/15/2010 9/15/2014	5,400,000	1	Fixed — 3.15%	Floating — LIBOR	(57,890)
9/15/2010 9/15/2014	5,400,000	1	Fixed — 3.15%	Floating — LIBOR	(57,890)
12/24/2009 12/24/2019	100,000	1	Floating — LIBOR	Fixed — 5.2%	(340)
12/24/2009 12/24/2019	200,000	1	Floating — LIBOR	Fixed — 5.27%	(513)
12/25/2009 12/25/2019	200,000	4	Floating — LIBOR	Fixed — 5.3%	(1,503)
9/8/2009 9/8/2024	700,000	1	Fixed — 0.0%	Floating — LIBOR-SIFMA	18,891
11/15/2009 11/15/2024	1,000,000	5	Floating — LIBOR	Fixed — 8.7%	18,608
Total net unrealized depreciation					(80,637)

LIBOR: London InterBank Offered Rate
SIFMA: Securities Industry and Financial Markets Association

At January 31, 2010, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

12/14/2009 6/1/2012	7,000,0006	0.425%	Global Interest Rate Strategy Index	57,150	—	57,150
Counterparties:
1						Morgan Stanley
2						The Goldman Sachs & Co.
3						JPMorgan Chase Securities, Inc.
4						Bank of America
5						Barclays Bank PLC
6						Citigroup, Inc.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(k)
Corporate Bonds	$—	$89,367,355	$—	$89,367,355
Mortgage-Backed Securities Pass-Throughs	—	6,146,044	—	6,146,044
Asset-Backed	—	6,262,793	1,074,653	7,337,446
Commercial Mortgage-Backed Securities	—	15,825,038	—	15,825,038
Collateralized Mortgage Obligations	—	9,635,765	—	9,635,765
Government & Agency Obligations	—	25,755,326	1,971,125	27,726,451
Loan Participations and Assignments	—	477,950	—	477,950
Municipal Bonds and Notes	—	944,767	—	944,767
Short-Term Investments(k)	5,242,907	471,978	—	5,714,885
Derivatives(l)	—	238,512	—	238,512
Total	$5,242,907	$155,125,528	$3,045,778	$163,414,213

Liabilities
Derivatives(l)	$(408,441)	$(118,876)	$—	$(527,317)
Total	$(408,441)	$(118,876)	$—	$(527,317)

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and total return swap contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Asset-Backed	Government & Agency Obligations	Total
Balance as of October 31, 2009	$1,043,592	$497,500	$1,541,092
Realized gain (loss)	1,212	—	1,212
Change in unrealized appreciation (depreciation)	37,195	(19,536)	17,659
Amortization premium/discount	—	36	36
Net purchases (sales)	(7,346)	1,493,125	1,485,779
Net transfers in (out) of Level 3	—	—	—
Balance as of January 31, 2010	$1,074,653	$1,971,125	$3,045,778
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2010	$37,195	$(19,536)	$17,659

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Credit Contracts	$—	$143,123
Interest Rate Contracts	$(408,441)	$(23,487)

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010